Financial instruments - Liquidity and Interest Risk Tables - Derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	$ 58,116		$ 4,381
3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	6,303
1 year to 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	51,813		4,381
Cross currency swap | Cash flow hedges
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets		$ 2,351	4,381
Cross currency swap | Cash flow hedges | Gross settled, inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	549,770	474,385
Cross currency swap | Cash flow hedges | Gross settled, (outflows)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(515,238)	(469,204)
Cross currency swap | Cash flow hedges | Net settled, net inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	23,584
Derivative financial liabilities		(2,830)
Cross currency swap | Cash flow hedges | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities		(3,107)
Cross currency swap | Cash flow hedges | 3 months to 1 year | Gross settled, inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	37,703	71,120
Cross currency swap | Cash flow hedges | 3 months to 1 year | Gross settled, (outflows)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(34,254)	(72,872)
Cross currency swap | Cash flow hedges | 3 months to 1 year | Net settled, net inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	2,854
Derivative financial liabilities		(1,355)
Cross currency swap | Cash flow hedges | 1 year to 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets		5,458	$ 4,381
Cross currency swap | Cash flow hedges | 1 year to 5 years | Gross settled, inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	512,067	403,265
Cross currency swap | Cash flow hedges | 1 year to 5 years | Gross settled, (outflows)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(480,984)	(396,332)
Cross currency swap | Cash flow hedges | 1 year to 5 years | Net settled, net inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	$ 20,730
Derivative financial liabilities		$ (1,475)